Skadden, Arps, Slate, Meagher & Flom LLP

4 Times Square

New York, New York 10036

212-735-3000

July 6, 2006

VIA EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-4561

Attn:  Todd K. Schiffman, Assistant Director

RE:	COWEN GROUP, INC. AMENDMENT NO. 4 TO REGISTRATION STATEMENT ON FORM S-1 FILED JULY 6, 2006 COMMISSION FILE NO. 333-132602

Dear Mr. Schiffman:

On behalf of Cowen Group, Inc., a Delaware corporation (the “Company”), enclosed is a copy of Amendment No. 4 to the above-referenced registration statement (the “Registration Statement”), as filed with the United States Securities and Exchange Commission (the “Commission”) on the date hereof, marked to show changes from Amendment No. 3 to the Registration Statement filed with the Commission on June 26, 2006.

The changes reflected in Amendment No. 4 include those changes made by the Company in response to the comments of the staff of the Division of Corporation Finance of the Commission (the “Staff”) set forth in your letter dated June 30, 2006 (the “Comment Letter”) in connection with the Registration Statement.  Amendment No. 4 also includes other changes that are intended to update, clarify and render more complete the information contained therein.

For your convenience, each of the Staff’s comments is reproduced below in italics under the Staff’s topic headings followed in each case by the related Company response.  Page references contained in the response are to the form of prospectus contained in Amendment No. 4.

General

1.                                      We note your allocation of restricted stock on page 95 and your addition of the reserved share program on page 130.  Please revise your references, on page 1 and throughout the document, to the 14 percent of restricted stock that you are awarding employees to disclose the following:

•                  after the offering, directors, executive officers and employees will beneficially own between 21.5 and 26.5 percent of the outstanding shares and this percentage will increase further within the first year and each year thereafter as you intend to issue additional shares to the executive officers and other employees as part of their annual compensation;

•                  you are initially awarding 6.5 percent of your outstanding stock to Mr. Fennebresque, who serves as your Chairman, CEO and President and disclose the value of the award;

•                  the amount and value of stock you are awarding to executive officers and the amount and value of stock you are awarding to senior employees;

•                  clarify whether the awards of stock are subject to anti-dilution protection;

•                  the amount and value of stock options you are awarding to executive officers and the amount mid value of stock options you are awarding to senior employees; and

•                  you are reserving 5 percent of the stock being offered for certain directors, executive officers and employees as well as other persons and disclose how much of this is being offered to directors and executive officers.

Company Response:

In response to the Staff’s comment, the Company has added disclosure on page 2. The Company notes, however, that due to dilution caused by the options, the initial grant of equity equates to 20% of the Company’s fully diluted share count.  In addition, the Company has added a new risk factor on page 27 regarding the concentration of ownership by directors, officers and other employees. The Company further notes that the 5% of stock being offered to directors, executive officers and employees is not being allocated in any way among them; instead, a pool of shares is being offered to them as a group.

2.                                      From the disclosures about the restricted stock awards, we are unable to understand whether the shares have been issued but are subject to restriction or have not been issued but will be issued upon vesting requirements being met.  Please review the legal status of the restricted stock awards and revise the filing throughout to provide consistent disclosures about these awards, including disclosures about their inclusion or exclusion from common stock issued and outstanding.

Company Response:

The shares of restricted stock will be issued to employees on the date of the offering, subject to the applicable restrictions.  As such these shares are deemed to be legally issued and outstanding.  However, under generally accepted accounting principles, unvested restricted shares are not included in basic shares outstanding but they are included in diluted shares outstanding.  The Company has modified the disclosure on page 11 and elsewhere throughout the prospectus in an attempt to clarify this issue.

3.                                      We note your responses to comment 1 of our letter to you dated June 6, 2006.  Please revise your various references to Société Générale’s so called “indemnification” of you for litigation expenses to disclose of the following information:

•                  you, not Société Générale, will be indemnifying Société Générale for the entire estimated costs of $79 million of all known pending and threatened litigation and certain known regulatory matters;

•                  Société Générale will only indemnify you if the actual costs exceed the estimated costs of $79 million;

•                  Société Générale will keep the funds to the extent that the actual costs are less than the estimated costs of $79 million; and

•                  disclose when you and Société Générale will determine the amount that you will pay for the estimated costs.

Company Response:

While the Company is depositing cash into the escrow account, this amount of cash would have been returned to Société Générale if it had not been deposited in the escrow account. Notwithstanding the foregoing, the Company has made certain modifications to the disclosure on pages 7 and 8 and elsewhere throughout the prospectus in response to the Staff’s comment.

Overview, page 1

4.                                      As we requested in comment 3 of our letter to you dated June 6, 2006, please disclose, in the third paragraph, the aggregate range of the amount of benefits that Société Générale will receive in connection with the offering and separation.  In addition, please disclose the aggregate costs, direct and indirect, to you of the separation, going public and related transactions and agreements and the effects, both immediate and prospective, on your financial condition and results of operations.

Company Response:

In response to the Staff’s comment, the Company has added disclosure on pages 1 and 2.

5.                                      As we requested in comment 4 of our letter to you dated June 6, 2006, please revise the section as follows:

•                  revise your reference, in the second paragraph, that you will have $207 million in capital to disclose that you will be reducing your capital from $387 million because you will be giving $180 million to Soc Gen;

•                  disclose, in the second paragraph, that your revenues from trading have declined each year for the past five years from approximately $176 million in 2001 to approximately over $93 million in 2005; and

•                  disclose, in the last sentence of the second paragraph, that in three of the five past years you suffered losses of over $74 million in 2003, over $229 million in 2002 and over $107 million in 2001 and disclose the number of quarters in 2004, 2005 and 2006 in which you suffered losses.

Company Response:

In response to the Staff’s comment, the Company has added disclosure on page 1.

Benefits to Our Executive Officers and Other Senior Employees, page 8

6.                                      We note your response to comment 7 of our letter to you dated June 6, 2006.  Please revise this section as follows:

•                  disclose the range of aggregate value of benefits; and

•                  disclose how and when these benefits will affect your expenses and earnings in future periods.

Company Response:

In response to the Staff’s comment, the Company has added disclosure on page 9.

Failure to Achieve and Maintain Effective Internal Controls, page 17

7.                                      We note your revisions to this section.  Please revise as follows:

•                  disclose the aggregate amount of the restatements;

•                  identify, using bullet points, each (of the reasons for the restatements and the amount of the restatements for each of the affected years;

•                  clarify that each of the financial statements had been audited by your current auditor;

•                  clarify that your  removal of the note from the registration statement was permitted, but not required, by accounting rules; and

•                  disclose the basis for your claim that “management currently does not believe the restatement was a result of a material weakness in our internal controls” and offer an explanation for the restatements.

Please provide more detailed discussion of this issue, particularly detailed analysis of the basis for your claim and a detailed explanation, in a separately captioned section in the MD&A after your discussion of the separation, including your analysis of the causes of your failure to properly account for these matters and any changes you have made in your internal controls, audits, policies or procedures as a result.

Company Response:

In response to the Staff’s comment, the Company has added disclosure on pages 20, 21, 48 and 49.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 37

Overview, page 37

8.                                      We note your response to comment 11 of our letter to you dated June 6, 2006.  As we have requested, please comply with Instruction 3 to Item 303(a) which provides that “the discussion and analysis shall focus specifically on material events and uncertainties known to management that would cause reported financial information not to be necessarily indicative of future operating results or of future financial condition.”  At the outlet of your overview, please quantify in the aggregate and list individually using bullet points the various costs of the separation, transition to a public company and other expenses and costs including the change in taxes and disclose when these costs will be incurred.

Company Response:

In response to the Staff’s comment, the Company has added disclosure starting on pages 42 to 44.

9.                                      We note your response, on pages 37 and 38, to comment 12 of our letter to you dated June 6, 2006. Please revise your discussion, on page 37, as follows:

•                  delete your claim, in the first sentence of the third paragraph, that your financial results have been “significantly impacted by broader market conditions” since others in your industry have experienced greater growth in sales and investment banking under the same market conditions;

•                  revise your discussion, on the ninth line of the third paragraph on page 37, of the “increase in our volume and of both securities and strategic advisory assignments since 2003” to discuss the fact that the volume is still below the levels in 2001; and

•                  revise your statement, on the thirteenth line of the third paragraph on page 37, that your “results from time to time have been different from those indicated by broader market trends” as follows:

•                  indicate the periods to which you are referring;

•                  disclose that generally, not just from time to time, your results have been lower than trends; and

•                  delete the characterization of your results as “different” to indicate whether they were higher or lower.

Company Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 41 and 42.

10.                               We note your response, on pages 37 and 38, to comment 12 of our letter to you dated June 6, 2006.  Please revise pour discussion, on page 38, as follows:

•                  revise your references, in the first paragraph on page 38, to “pricing pressures” and “pressures on trading volumes” to explain whether you mean lower prices and lower trading;

•                  disclose, in the third paragraph, whether in prior years, your compensation and benefits have been at 58% to 60% of total revenues or whether this represents an increase;

•                  revise your statement that the options and restricted stock are a “one time grant” to disclose, in the third paragraph, the expense that you will incur each year relating to these grants until they are fully vested; and

•                  disclose compensation and benefit expense as a percentage of total revenues including these grants for the years until they all vest.

Company Response:

In response to the Staff’s comment, the Company has added disclosure on page 42. In response to the Staff’s fourth bullet point above, the Company has indicated what its total compensation and benefits expense (including expense associated with the initial equity grant) would have been in 2005 had the offering occurred on January 1, 2005. The Company is not able to provide similar information for future periods as it is unable to accurately predict total revenues in such future periods.

11.                               We note your statements in your response letter, dated June 12, 2006, to comment 27 of our letter to you dated June 6, 2006.  Please revise this section to include your statement, in the third paragraph, that “The company does not calculate marginal costs of providing services, nor does it price its services using marginal costs.”  Please explain how you determine whether it is profitable for you to offer a particular service or product.

Company Response:

The Company notes that the sentence “We do not calculate marginal costs of providing services, nor do we price our services using marginal costs” is included in the first paragraph on page 51.  In addition, as noted on page 51 and in the response dated June 12, 2006, the Company offers a variety of products and services to its clients through a single point of contact, its investment bankers.  These investment bankers are primarily responsible for building relationships with clients who may in the future need to utilize one or more of the Company’s products or services.  As such, the Company does not measure profitability by product or service; rather the Company relies on its investment banking professionals to develop relationships with clients that may be profitable in the future.  When considering whether or not to offer a product or service, the Company also reviews the frequency with which its clients utilize such product or service.  If the Company’s typical client would have no need for such service or product, it is unlikely that the Company would attempt to develop the expertise necessary to offer such product or service.  The Company has modified the disclosure on page 51 to include the information provided above and to explain that it does seek to make certain minimum fees on various transactions, and it will on occasion turn down a transaction that is too small, or where its economics are too small, to produce the target fee.

12.                               Please provide a separately captioned section, in your MD&A after your discussion of the separation, which sets forth disclosure and analysis of any agreements with your auditor to limit or otherwise affect your ability, or that of your successors, to bring legal action against the auditor and/or limit or otherwise affect the extent and/or type of remedies that you may seek from the auditor.  Please analyze the effect and potential effect on you and your shareholders.

Company Response:

In response to the Staff’s comment, the Company has added disclosure on pages 49 and 50.

Separation from Société Générale, page 39

13.                               We note your response to comment 13 of our letter to you dated June 6, 2006.  As we requested, please identify and quantify the financial resources you will use to fund this growth.

Company Response:

In response to the Staff’s comment, the Company has added disclosure on pages 44 and 45.

14.                               We note your response to comment 14 of our letter to you dated June 6, 2006.  As we requested, please comply with Instruction 3 to Item 303(a) which provides that “the discussion and analysis shall focus specifically on material events and uncertainties known to management that would cause reported financial information not to be necessarily indicative of future operating results or of future financial condition.”  Please provide detailed discussion and analysis, in a separately captioned section, of how these additional costs and expenses and the change in tax rates will affect your financial condition and operating results for the current fiscal year and subsequent fiscal years including your ability to operate at a profit and your ability to grow.

Company Response:

In response to the Staff’s comment, the Company has added disclosure on pages 42 through 44.

Compensation Expense, 46

15.          We note your response to comment 16 of our letter to you dated June 6, 2006.
Please revise this section as follows:

•                  disclose, in the first paragraph how much of your compensation expense has been attributable to directors and executive officers;

•                  disclose, in your first paragraph, whether in the past your compensation and benefits expense has been at the same percentage of revenues as you plan for the future and, if not, disclose the percentages for the past three years;

•                  quantify, in the second paragraph, the aggregate and individual cost of the awards of stock options, restricted stock and cash and disclose how much of each cost is attributable to directors and executive officers; and

•                  revise this section and other sections on the same subject to include in this section your statement, in your response letter, dated June 12, 2006, to comment 27 that “the Company does not base its compensation decisions directly on annual or other periodic revenue performance” and explain in this section the basis for your compensation decisions and how this statement is consistent with your practice to set compensation as a percentage of revenue.

Company Response:

In response to the Staff’s comment, the Company has added disclosure on page 54.

Clearing Agreement, page 115

16.                               We note your response, in this section and in your cover letter, to our comment 22 of our letter to you dated June 6, 2006.  Please revise this section as follows:

•                  disclose the extent to which your pricing is “somewhat higher” under the new agreement; and

•                  disclose the estimated increase in annual expenses (based on last year’s activity) as a result of this new agreement.

Company Response:

The Company notes that the pricing structure for the new and old clearing agreements is different.  Therefore, the Company cannot provide a direct comparison of the pricing terms.  However, the Company has provided disclosure on page 124 to disclose the incremental expense in 2005 that the Company would have incurred had the new clearing agreement been in effect for such period.

Acknowledgment

                The Company acknowledges that (i) the Company is responsible for the adequacy and accuracy of the disclosure of the filing, (ii) Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and (iii) the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

*************

We thank you for your prompt attention to this letter responding to the Staff’s Comment Letter and look forward to hearing from you at your earliest convenience.  Please direct any questions concerning this filing to the undersigned at (212) 735-2694.

Very truly yours,

/s/ Phyllis G. Korff
Phyllis G. Korff